Stock options (Details) (CAD)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercise price	0.88	0.86	1.02
Outstanding	2,888,100	2,890,600	2,473,100
Number of stock options exercisable	1,733,930	970,600
Average remaining contractual life (years)	2 years 10 months 24 days
Range One
Exercise price	0.45
Outstanding	105,600
Number of stock options exercisable	105,600
Average remaining contractual life (years)	1 year 8 months 12 days
Range Two
Exercise price	0.53
Outstanding	150,000
Number of stock options exercisable	150,000
Average remaining contractual life (years)	2 months 12 days
Range Three
Exercise price	0.63
Outstanding	395,000
Number of stock options exercisable	395,000
Average remaining contractual life (years)	9 months 18 days
Range Four
Exercise price	0.75
Outstanding	375,000
Number of stock options exercisable	124,999
Average remaining contractual life (years)	3 years 6 months
Range Five
Exercise price	0.76
Outstanding	320,000
Number of stock options exercisable	30,000
Average remaining contractual life (years)	4 years 1 month 6 days
Range Six
Exercise price	0.86
Outstanding	707,500
Number of stock options exercisable	218,331
Average remaining contractual life (years)	3 years 7 months 6 days
Range Seven
Exercise price	1.16
Outstanding	435,000
Number of stock options exercisable	345,000
Average remaining contractual life (years)	2 years 7 months 6 days
Range Eight
Exercise price	1.20
Outstanding	300,000
Number of stock options exercisable	300,000
Average remaining contractual life (years)	3 years 7 months 6 days
Range Nine
Exercise price	1.30
Outstanding	20,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 7 months 6 days
Range Ten
Exercise price	1.58
Outstanding	15,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 10 months 24 days
Range Eleven
Exercise price	1.83
Outstanding	65,000
Number of stock options exercisable	65,000
Average remaining contractual life (years)	5 years